Related party transactions - Additional Information (Details) - EUR (€) € in Thousands			2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended			24 Months Ended
	Aug. 04, 2022	May 15, 2020	May 31, 2020	Mar. 31, 2020	Aug. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Apr. 29, 2022	Sep. 13, 2021
Disclosure of transactions between related parties
Revenue from related parties						€ 30			€ 0
Payments to acquire ownership interest						3,837
Percentage of voting interests acquired										70.00%
Bettech Gaming (PTY) LTD
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company							50.00%	50.00%	50.00%
Percentage of voting interests acquired	100.00%
Consideration transferred	€ 7,000
Gain on contribution of shares						€ 3,000
SportTech AG
Disclosure of transactions between related parties
Proportion of ownership interest in associate						49.00%
Nsoft
Disclosure of transactions between related parties
Percentage of additional voting interest acquired										30.00%
Ringier
Disclosure of transactions between related parties
Cash transferred	14,200
Ringier | SportTech AG
Disclosure of transactions between related parties
Percentage of ownership interest in joint venture						51.00%
Bettech
Disclosure of transactions between related parties
Revenue from related parties					€ 253		€ 185	€ 335
Current trade and other receivables from related parties							15		€ 15
Bettech | SportTech AG
Disclosure of transactions between related parties
Contribution of business to an associate	€ 10,000
Betgames UAV TV Zaidmai
Disclosure of transactions between related parties
Current trade and other receivables from related parties						€ 20
OOO PMBK
Disclosure of transactions between related parties
Revenue from related parties						1,200	2,700	€ 2,000
Several Members Of Middle Level Management
Disclosure of transactions between related parties
Loan receivable from related parties non current						€ 359	€ 567		€ 567
Loan receivable from related parties stated rate of interest						5.00%
Loan receivable from related parties maturity period						2 years
Bettech Gaming (PTY) LTD
Disclosure of transactions between related parties
Percentage of shares contributed	100.00%
Cash contribution to associate	€ 13,700
Carlsten Koerl
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company						80.00%
Carlsten Koerl | Chief Executive Officer
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company											55.10%
Carlsten Koerl | Betgames UAV TV Zaidmai
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company								33.00%
Carlsten Koerl | OOO PMBK
Disclosure of transactions between related parties
Percentage of beneficial interest held		23.00%	23.00%	23.00%
Blackbird S A R L
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company											40.00%
Minimum
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company						20.00%